UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2008

John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 93.76%		$154,201,143

(Cost $163,709,412)

Australia 2.29%		3,773,863

Fairfax Media, Ltd. (Publishing)	461,728	1,701,635
Insurance Australia Group Ltd. (Property &
Casualty Insurance)	196,200	665,903
St. George Bank Ltd. (Diversified Banks)	55,500	1,406,325

Austria 0.51%		831,133

Telekom Austria AG (Integrated Telecommunication Services)	29,500	831,133

Belgium 2.98%		4,906,743

Belgacom SA (Integrated Telecommunication Services)	74,400	3,638,376
Fortis (Other Diversified Financial Services)	23,500	525,624
InBev NV (Brewers)	9,000	742,743

Canada 2.84%		4,669,070

Manitoba Telecom Services, Inc. (Integrated Telecommunication
Services)	68,900	2,943,887
TransAlta Corp. (Independent Power Producers &
Energy Traders)	54,300	1,725,183

China 0.38%		627,185

PetroChina Co., Ltd. (Integrated Oil & Gas)	454,000	627,185

Finland 0.58%		948,632

Fortum Oyj (Electric Utilities)	23,400	948,632

France 2.64%		4,337,676

France Telecom SA (Integrated Telecommunication Services)	32,200	1,135,627
PagesJaunes Groupe SA (Publishing)	40,800	793,691
Total SA (Integrated Oil & Gas)	11,000	800,563
Vivendi Universal SA (Movies & Entertainment)	39,900	1,607,795

Germany 0.96%		1,575,885

BASF AG (Diversified Chemicals)	6,200	810,643
RWE AG (Multi-Utilities)	6,200	765,242

Italy 6.22%		10,225,450

Arnoldo Mondadori Editore SpA (Publishing)	87,000	699,106
Enel SpA (Electric Utilities)	299,000	3,321,013
Eni SpA ADR (Integrated Oil & Gas)	22,700	1,464,831
Telecom Italia SpA (Integrated Telecommunication Services)	266,400	809,162
Terna Rete Elettrica Nazionale (Electric Utilities)	936,600	3,931,338

John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

New Zealand 1.12%		1,847,966

Telecom Corporation of New Zealand Ltd. ADR (Integrated
Telecommunication Services)	116,444	1,847,966

Norway 0.77%		1,271,468

StatOil ASA ADR (Integrated Oil & Gas)	48,400	1,271,468

Philippines 0.63%		1,030,925

Philippine Long Distance Telephone Co. ADR (Wireless
Telecommunication Services)	13,700	1,030,925

South Korea 2.47%		4,067,086

KT Corporation, ADR (Integrated Telecommunication Services)	81,900	2,174,445
KT&G Corp. (Tobacco)	22,000	1,892,641

Sweden 0.52%		861,356

Swedish Match AB (Tobacco)	39,000	861,356

Taiwan 1.03%		1,685,606

Far EasTone Telecommunications Co., Ltd. (Wireless
Telecommunication Services)	1,364,000	1,685,606

United Kingdom 7.83%		12,878,482

Barclays Plc (Diversified Banks)	67,100	633,400
Diageo Plc ADR (Distillers & Vintners)	8,700	702,177
GKN Plc (Auto Parts & Equipment)	130,700	692,373
Legal & General Group Plc (Life & Health Insurance)	311,200	823,863
Lloyds TSB Group Plc (Diversified Banks)	85,700	748,447
National Grid Plc (Multi-Utilities)	217,300	3,359,054
Tomkins Plc (Industrial Conglomerates)	738,000	2,576,233
Vodafone Group Plc (Wireless Telecommunication Services)	955,600	3,342,935

United States 59.99%		98,662,617

Altria Group, Inc. (Tobacco)	48,900	3,707,598
AT&T, Inc. (Integrated Telecommunication Services)	79,100	3,044,559
Automatic Data Processing, Inc. (Data Processing &
Outsourced Services)	36,000	1,460,520
Ball Corp. (Metal & Glass Containers)	88,963	4,082,512
Bristol-Myers Squibb Co. (Pharmaceuticals)	117,300	2,720,187
CBS Corp. (Class B) (Broadcasting & Cable TV)	81,000	2,040,390
Citizens Communications Co. (Integrated
Telecommunication Services)	282,900	3,244,863
ConocoPhillips (Integrated Oil & Gas)	44,600	3,582,272
DaVita, Inc. (Health Care Services) (I)	13,700	730,895
Diamond Offshore Drilling, Inc. (Oil & Gas Drilling)	12,436	1,404,398
Du Pont (E.I.) de Nemours & Co. (Diversified Chemicals)	87,000	3,930,660
Duke Energy Corp. (Electric Utilities)	202,000	3,769,320
GateHouse Media, Inc. (Publishing)	172,000	1,690,760
General Electric Co. (Industrial Conglomerates)	109,838	3,889,364
General Maritime Corp. (Oil & Gas Storage & Transportation)	29,800	740,232
Great Plains Energy, Inc. (Electric Utilities)	138,930	3,873,368
Idearc, Inc. (Publishing)	188,255	3,061,026

John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Iowa Telecommunications Services, Inc. (Integrated
Telecommunication Services)		43,800	675,396
Merck & Co., Inc. (Pharmaceuticals)		32,000	1,480,960
ONEOK, Inc. (Gas Utilities)		73,200	3,440,400
Packaging Corporation of America (Paper Packaging)		61,800	1,498,032
Pfizer, Inc. (Pharmaceuticals)		88,000	2,058,320
Progress Energy, Inc. (Electric Utilities)		70,300	3,175,451
Reynolds American, Inc. (Tobacco)		52,900	3,350,157
Southern Co. (Electric Utilities)		202,162	7,348,589
Southern Copper Corporation (Diversified Metals & Mining)		34,773	3,263,098
Spectra Energy Corp. (Oil & Gas Storage & Transportation)		165,000	3,768,600
TECO Energy, Inc. (Multi-Utilities)		240,000	4,000,800
The Laclede Group, Inc. (Gas Utilities)		25,400	852,932
U.S. Bancorp. (Diversified Banks)		79,800	2,709,210
UST, Inc. (Tobacco)		68,300	3,548,868
Verizon Communications, Inc. (Integrated
Telecommunication Services)		75,800	2,944,072
Westar Energy, Inc. (Electric Utilities)		67,800	1,651,608
WGL Holdings, Inc. (Gas Utilities)		99,600	3,211,104
Windstream Corp. (Integrated Telecommunication Services)		233,600	2,712,096

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 2.67%			$4,399,604

(Cost $4,359,782)

United States 2.68%			4,399,604

Bank of America Corp., 6.50% (Diversified Banks)	AA–	33,800	841,620
Comcast Corp., 7.00%, Ser B (Broadcasting & Cable TV)	BBB+	51,300	1,245,564
General Electric Capital Corp., 6.00% (Diversified
Financial Services)	AAA	47,200	1,184,720
Wells Fargo Capital Trust IV, 7.00% (Diversified Banks)	AA–	45,000	1,127,700

Total investments (Cost $168,069,194) 96.43%			$158,600,747

Other assets and liabilities, net 3.57%			$5,865,539

Total net assets 100.00%			$164,466,286

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Notes to Schedule of Investments
January 31, 2008 (unaudited)

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

The cost of investments owned on January 31, 2008, including short-term investments, was $168,069,194. Gross unrealized appreciation and depreciation of investments aggregated $2,047,064 and $11,515,511, respectively, resulting in net unrealized depreciation of $9,468,447.

Notes to Schedule of Investments - Page 1

John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Summary of written options outstanding on
January 31, 2008 (unaudited)

	Number of	Exercise	Expiration
Name of issuer	contracts	price	date	Value

CALLS
KBW Bank Index	501	$80	02-19-08	$713,925
MS Commodity Rel Index	51	810	02-19-08	139,740
Morgan Stanley Cyclical Index	45	900	02-19-08	294,750
S&P Midcap 400 Index	52	780	02-19-08	164,840
CBOE Oil Index	51	810	02-19-08	49,470
S&P 500 Index	388	1,370	02-19-08	1,338,600
S&P 500 Index	90	1,300	02-19-08	741,600
Amex Sec Broker/Dealer Index	219	190	02-19-08	441,285
Amex Oil Index	30	1,380	02-19-08	89,700
Total	1,427			$3,973,910

Written options for the three months ended January 31, 2008 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Outstanding, beginning of period	1,338	$1,656,496
Options written	5,588	9,310,918
Options closed	(2,781)	(5,395,309)
Options expired	(2,718)	(3,757,488)

Outstanding, end of period	1,427	$1,814,617

Summary of written options

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, NY 10019

Subadviser
Analytic Investors, Inc.
500 South Grand Avenue
23rd Floor
Los Angeles, CA 90071

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HTY

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.

P14Q1 1/08
3/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 31, 2008